Condensed Statement of Changes in Stockholders’ Equity - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-In Capital	Accumulated Earnings (Deficit)	Total
Balance at Jul. 01, 2020
Balance (in Shares) at Jul. 01, 2020
Class B common stock issued to Sponsor		$ 288	24,712		25,000
Class B common stock issued to Sponsor (in Shares)		2,875,000
Sale of Units in Initial Public Offering, net of underwriter fee and fair value of public warrants	$ 1,000		99,999,000		100,000,000
Sale of Units in Initial Public Offering, net of underwriter fee and fair value of public warrants (in Shares)	10,000,000
Underwriter fee			(2,000,000)		(2,000,000)
Fair value of warrants			(8,008,352)		(8,008,352)
Reclassification of offering cost related to warrant issuance			317,023		317,023
Sale of Private Placement Units	$ 36		3,549,964		3,550,000
Sale of Private Placement Units (in Shares)	355,000
Forfeiture of 375,000 shares by initial stockholders		$ (38)	38
Forfeiture of 375,000 shares by initial stockholders (in Shares)		(375,000)
Change in deferred underwriter discount			(1,959,758)		(1,959,758)
Other offering costs charged to the stockholders’ equity			(329,713)		(329,713)
Change in Class A common stock subject to possible redemption	$ (880)		(88,012,960)		(88,013,840)
Change in Class A common stock subject to possible redemption (in Shares)	(8,801,384)
Net income (loss)				1,419,645	1,419,645
Balance at Dec. 31, 2020	$ 156	$ 250	3,579,954	1,419,645	5,000,005
Balance (in Shares) at Dec. 31, 2020	1,553,616	2,500,000
Change in deferred underwriter discount			(168,063)		(168,063)
Change in Class A common stock subject to possible redemption	$ 96		9,603,504		9,603,600
Change in Class A common stock subject to possible redemption (in Shares)	960,360
Net income (loss)				(9,435,532)	(9,435,532)
Balance at Mar. 31, 2021	$ 252	$ 250	$ 13,015,395	$ (8,015,887)	$ 5,000,010
Balance (in Shares) at Mar. 31, 2021	2,513,976	2,500,000